ACQUISITION AND VARIABLE INTEREST ENTITY (Details) - Fangguan Electronics [Member] - Share Purchase Agreement [Member]	Jun. 30, 2020 USD ($)
Cash and cash equivalents	$ 687,591
Notes receivable	67,441
Accounts receivable, net	2,926,786
Accounts receivable from related parties	46,603
Inventories, net	2,753,359
Advances to suppliers, net	165,819
Other receivables	61,900
Property, plant and equipment, net	7,832,750
Intangible assets, net	1,512,104
Deferred tax assets	54,632
Short-term bank loan	(2,622,683)
Accounts payable	(3,715,537)
Advance from customers	(23,654)
Due to related parties	(1,917,747)
Accrued expenses and other current liabilities	(150,517)
Subscription receivable	1,415,010
Noncontrolling interest	(441,961)
Total consideration	$ 8,651,896